RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 6. RELATED PARTY TRANSACTIONS

Related Party Share Issuance/Transfers

During the month of July 2024, Quantum Ventures LLC (“Quantum Ventures” or the “Sponsor”) and AtlasFinTech transferred 25,982 and 16,528 shares, respectively, for total contributed shares of 42,510 shares recorded as contributed capital for $2,412,930 to various debt holders as described below. The Company recorded contributed capital for the value of the liabilities settled with their personal shareholdings. The contributed capital recognized was $21,299 in interest paid in shares for promissory notes, $217,397 in interest for Secured Convertible Note, $400,000 of principal under a convertible note (the “Chardan Note”) payable to Chardan Capital Markets LLC (“Chardan”) along with $212,803 in interest paid for the Chardan Note, $351,141 in interest for short and long term Notes and $1,210,290 for payment under contingent obligation to Wilson-Davis sellers.

On August 9, 2024, the Company entered into a Satisfaction of Discharge of Indebtedness Agreement with Atlas FinTech. Pursuant to the agreement, the Company issued 46,471 shares of Common Stock in satisfaction of $803,860 included in accounts payable. In addition, the Company issued  22,292 shares of Common Stock as reimbursement for shares that were transferred by AtlasFinTech, as described above, to satisfy the Company’s requirements to pay interest on various loans with unrestricted shares. As such, a total of 68,763 shares of Common Stock were transferred to Atlas FinTech in satisfaction.

Advances from Related Parties

On May 9, 2024, Quantum Ventures, a related party, transferred 935 shares of Common Stock to pay for the $47,750 of interest in connection with the Short-Term Notes (as defined in Note 8 below). The shares are to be reimbursed applying at a 13% interest, as such a payable of $55,087 is due and payable to Quantum Ventures.

During the three months ended September 30, 2025, $5,000 was advanced by the Executive Chairman to the Company to cover vendor obligations. As of September 30, 2025, amounts due to the Executive Chairman is $20,000.

During the three months ended September 30, 2025 $7,300 was advanced by the President to the Company to cover vendor obligations. As of September 30, 2025, amounts due to the President is $27,300.

On July 17, 2025, the Company issued 800,000 shares of Common Stock to Sandip I. Patel, P.A., a law firm that is wholly owned by Sandip I. Patel, the Company’s General Counsel, Chief Financial Officer and a member of the Company’s board of directors, as consideration for legal and consulting services provided to the Company prior to his employment. The shares were valued based on the closing price of the date of issuance of $0.21 for a total value of $169,920.

Note Financing

In September 2025, the Company entered into the September-Securities Purchase Agreements, as defined and described in Note 8 below. $1,050,000 and $1,000,000, respectively, of the aggregate principal amount of the Convertible Notes sold pursuant to the September-Securities Purchase Agreements were sold to Sixth Borough Capital Fund, LP, an entity controlled by Robert D. Keyser, Jr., who is a member of the Company’s board of directors, and to Sandip Patel, a member of the Company’s board of directors.

NOTE 8. RELATED PARTY TRANSACTIONS

Related Party Share Issuance/Transfers

During the month of July 2024, Quantum Ventures LLC (“Quantum Ventures” or the “Sponsor”) and AtlasFinTech transferred 1,558,923 and 991,665 pre reverse split shares, respectively for total contributed shares of 2,550,588 or 42,510 post reverse split shares recorded as contributed capital for $2,412,930. The Company recorded contributed capital for the value of the liabilities settled with their personal shareholding. The contributed capital recognized was$21,299 in interest paid in shares for Promissory Notes, $217,397 in interest for Secured Convertible Note, $400,000 of principal under the Chardan convertible note along with $212,803 in interest paid for the Chardan convertible note, $351,141 in interest for Short and long term Notes and $1,210,290 for payment under the contingent obligation to sellers.

On August 9, 2024, the Company entered into a Satisfaction of Discharge of indebtedness agreement with Atlas FinTech. Pursuant to the agreement the Company issued 2,788,276 pre reverse split or 46,471 post reverse split shares in satisfaction of $803,860 included in accounts payable. In addition, the Company issued 1,337,500 pre reverse split or 22,292 post reverse split shares as reimbursement for 991,665 pre reverse split or 16,528 post reverse split shares that were transferred by AtlasFinTech, as stated above, to satisfy the Company requirements to pay interest on various loans with unrestricted shares. As such a total of 4,125,776 pre reverse split or 68,763 post reverse split shares of common stock of the Company, par value $0.0001 per share (the “Common Stock”) were transferred to Atlas FinTech in satisfaction.

In the quarter ended March 31, 2025, AtlasFinTech transferred some of its shares to Tau to provide the Company with funding as the Company no longer had registered shares available. The value of the shares resulted in $177,334 of value contributed to the Company. As a result, the board approved the issuance of 27,282 shares to renumerate AtlasFinTech resulting in a net zero impact to the Company.

Advances from Related Parties

As of December 31, 2023 and 2022, a related party had advanced $3,104,097 and $319,166, respectively, to the Company. Through February 9, 2024, the Co-Sponsors advanced an additional $1,052,300 for an aggregate of $4,156,397 advanced to the Company and offset the balance by $58,828 in receivable from Co-Sponsor. On February 9, 2024, upon the Closing of the Business Combination, the advances from related party, the related party loan of $480,000 as described below and the $58,828 receivable from related party was settled with the issuance of 33,333 shares post reverse-split settling a total of $4,636,397 in liabilities and $58,828 in receivables. The value of the shares granted was based on $60 per share resulting in a deemed dividend to the related party of $15,422,431.

Atlas FinTech, a related party and shareholder, incurred expenditures of $803,860 in connection with the business combination. The amount is included in accounts payable and accrued liabilities as of June 30, 2024. On August 9, 2024, the Company issued 2,788,276 pre reverse split or 46,471 post reverse split shares to Atlas FinTech as full settlement of this payable as described above.

On December 27, 2024, a director of the Company advanced $9,000 to cover the Company registration statement filing fees. The amount remains unpaid and is included in account payable.

On March 21, 2025, a director of the Company advanced $6,000 to cover the Company registration statement filing fees. The amount remains unpaid and is included in account payable.

On June 30, 2025, a director of the Company advanced $20,000 to cover the Company Bancorp acquisition extensions payments. The amount remains unpaid and is included in account payable.

As of June 30, 2025 $164,088 of payables to former officers and directors prior to the Business Combination are included in Advances to from related party.

Founder Shares

The sale of the Founders Shares to the Company’s directors and director nominees is in the scope of FASB ASC Topic 718, “Compensation-Stock Compensation” (“ASC 718”). Under ASC 718, stock-based compensation associated with equity-classified awards is measured at fair value upon the grant date. The fair value of the 4,083 post reverse-split shares granted to the Company’s directors and director nominees was $1,462,650 or $358.2 per share post split. The Founders Shares were granted subject to a performance condition (i.e., the occurrence of a Business Combination). Compensation expense related to the Founders Shares is recognized only when the performance condition is probable of occurrence under the applicable accounting literature in this circumstance. The transaction closed on February 9, 2024 the transaction was recognized as of February 9, 2024.

Related Party Loans

On March 14, 2022, the Company issued an unsecured promissory note, effective as of January 3, 2022, in the amount of up to $480,000 to Quantum Ventures to evidence the Working Capital Loans. The note bore no interest and was payable in full upon the earlier (i) February 9, 2023 and (ii) the effective date of the consummation of an initial business combination. The note was required to be repaid in cash at the Closing and was not convertible into Private Warrants. The promissory note was past due as of December 31, 2023 and on February 9, 2024, upon the Closing of the Business Combination, the unsecured promissory note was settled with the issuance of 33,333 shares post reverse-split (see above.)